Combined and Consolidated Statements of Operations ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares		Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares		Dec. 31, 2019 CNY (¥) ¥ / shares shares
Revenue:
Workspace membership revenue	¥ 376,642		$ 59,103	¥ 422,984		¥ 557,994
Marketing and branding service revenue (including services provided to a related party of RMB117,796, RMB77,046 and RMB45,528 for the years ended December 31, 2019, 2020 and 2021)	463,475		72,729	317,461		534,826
Other service revenue (including services provided to related parties of RMB12,116, RMB19,955 and RMB25,928 for the years ended December 31, 2019, 2020 and 2021)	217,391		34,113	136,692		74,538
Total revenue	1,057,508		165,945	877,137		1,167,358
Cost of revenue:
Workspace membership (including services provided by related parties of RMB22,336, RMB12,564 and RMB3,490 for the years ended December 31, 2019, 2020 and 2021)	(508,121)		(79,735)	(557,102)		(814,002)
Marketing and branding service (including services provided by related parties of RMB57,444, RMB11,504 and RMB14,495 for the years ended December 31, 2019, 2020 and 2021)	(444,717)		(69,786)	(297,893)		(485,473)
Other services	(181,222)		(28,438)	(113,074)		(69,917)
Total cost of revenue	(1,134,060)		(177,959)	(968,069)		(1,369,392)
Operating expenses:
Impairment loss on long-lived assets and long-term prepaid expenses	(114,485)		(17,965)	(36,505)		(52,030)
Impairment loss on goodwill	(1,504,525)		(236,093)
Pre-opening expenses						(15,124)
Sales and marketing expenses	(61,670)		(9,677)	(47,061)		(75,841)
General and administrative expenses	(376,417)		(59,068)	(320,202)		(181,582)
Remeasurement gain of previously held equity interests in connection with step acquisitions						386
Change in fair value of warrant liability	6,837		1,073
Change in fair value of liabilities to be settled in shares						(179,475)
Loss from operations	(2,126,812)		(333,744)	(494,700)		(705,700)
Interest expense, net	(3,262)		(512)	(12,863)		(10,402)
Subsidy income	7,352		1,154	13,931		16,782
Impairment loss on long-term investments	(1,371)		(215)	(10,060)		(37,453)
Gain on disposal of long-term investments				8,561
Loss on disposal of subsidiaries	(14,978)		(2,350)	(39,703)
Other (expense)/income, net	(19,260)		(3,022)	30,393		(63,480)
Loss before income taxes and loss from equity method investments	(2,158,331)		(338,689)	(504,441)		(800,253)
Provision for income taxes	(4,479)		(703)	(2,864)		(4,872)
Loss from equity method investments	(27)		(4)	(639)		(1,548)
Net loss	(2,162,837)		(339,396)	(507,944)		(806,673)
Less: Net loss attributable to noncontrolling interests	(166,424)		(26,116)	(19,452)		(15,523)
Net loss attributable to Ucommune International Ltd.	¥ (1,996,413)		$ (313,280)	¥ (488,492)		¥ (791,150)
Net loss per share attributable to ordinary shareholders of Ucommune International Ltd.(i)
– Basic and diluted(i) (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (462.88)	[1]	$ (72.64)	¥ (149.98)	[1]	¥ (316)	[1]
– Basic and diluted(i) (in Shares)	4,313,064		4,313,064	3,257,088		2,503,708

[1]	Par value of ordinary shares, additional paid-in capital and share data have been retroactively restated to give effect to the reverse recapitalization that is discussed in Note 1(a)